ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)
Royalties, and mining and income tax and deferred tax
Percentage to which refined	99.50%
Gross revenue factor, refined minerals	12.5
Gross revenue factor, unrefined minerals	9
Additional percentage used in calculating royalty	0.50%
Maximum royalty percentage introduced on refined minerals	5.00%
Maximum royalty percentage introduced on unrefined minerals	7.00%
Royalties	R (1,767.8)	R (431.0)		R (255.5)
Prior year tax refund	2.8			42.9
Total royalties	R (1,765.0)	(431.0)		(212.6)
Non-mining tax rate	28.00%
Total current tax	R (5,374.3)	(1,848.7)		(95.3)
Mining tax	(4,442.1)	(1,363.9)		(36.8)
Non-mining tax	68.0	3.1		(57.6)
Company and capital gains tax	(1,000.2)	(487.9)		(0.9)
Deferred tax	516.1	3,581.7		(988.5)
Deferred tax charge	570.1	2,030.7		306.7
Deferred tax rate adjustment	(54.0)	1,551.0		(1,295.2)
Total mining and income tax	R (4,858.2)	1,733.0		(1,083.8)
UNITED STATES
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment		1,574.1		(1,544.7)
South Africa
Royalties, and mining and income tax and deferred tax
Company tax rate	28.00%
Deferred tax rate adjustment	R (54.0)	R (23.1)		R 249.5
Gold
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	0.50%	0.40%	0.50%	0.50%
Royalties	R (142.3)	R (73.7)		R (93.5)
Deferred tax rate adjustment	R (54.0)	R (23.1)		R 249.5
Platinum
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	3.00%	1.30%	1.10%	1.10%
Royalties	R (1,625.5)	R (357.3)		R (162.0)
Deferred tax rate adjustment		R 1,574.1	$ (107.7)	R (1,544.7)